SHAREHOLDER’ EQUITY (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Jun. 05, 2025	May 22, 2025	Sep. 25, 2024	Sep. 12, 2024	Apr. 02, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 25, 2025	Mar. 31, 2025	Aug. 31, 2024	Jul. 31, 2024	Mar. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized						50,000,000			50,000,000	50,000,000		50,000,000
Ordinary shares par value	$ 0.001	$ 0.001				$ 0.001			$ 0.001	$ 0.001		$ 0.001
Interest rate									3.00%			3.00%
Shares issued for professional services		3,750,000	1,300,000					1,300,000
Ordinary per share			$ 0.066			$ 0.066			$ 0.066
Share-based compensation expense						$ 85,800			$ 85,800
Ordinary shares issued						13,923,611			9,611,111			7,711,111
Ordinary shares outstanding						13,923,611			9,611,111			7,711,111
Deferred Offering Costs		$ 266,028							$ 266,028
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for professional services							1,300,000		1,300,000
Stock Issued During Period, Shares, New Issues	562,500	3,750,000				4,312,500
Sale of Stock, Price Per Share	$ 4.00	$ 4.00
Proceeds from Issuance Initial Public Offering		$ 15,000,000.0
Wong Li Hsien [Member] | FNHK Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued											17,500
Wong Li Hsien [Member] | RO pus Ins [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued											32,500
Wong Li Hsien [Member] | CP Cowork Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued											17,500
Chong Wai Wong [Member] | RO pus Ins [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued											32,500
OFA HK [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued										7,711,111
Related Party [Member] | Bridge Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Face amount					$ 600,000
Interest rate					12.00%
Debt conversion debt amount				$ 600,000
Other general and administrative expenses									$ 520,547
Debt remaining						$ 42,453			$ 79,453
Related Party [Member] | Bridge Loan Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion converted shares				600,000	600,000
Conversion price				$ 1	$ 1